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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number: 811-21601

Registrant Name: PIMCO FLOATING RATE STRATEGY FUND

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna - 1345 Avenue of the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: August 31, 2005

Date of Reporting Period: May 31, 2005

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS


PIMCO FLOATING RATE STRATEGY FUND SCHEDULE OF INVESTMENTS
May 31, 2005 (unaudited)
----------------------------------------------------------------------------------------------------------------------------------
  Principal
   Amount
    (000)                                                                                                               Value*
==================================================================================================================================
SENIOR LOANS (a) (b) (c)--58.7%
AEROSPACE--0.5%
                 K & F Industries, Inc.,
$       4,534      5.59%, 11/18/12, Term B                                                                          $    4,584,159
        2,223      5.67%, 11/18/12, Term B                                                                               2,247,136
                                                                                                                    --------------
                                                                                                                         6,831,295
                                                                                                                    --------------

APPAREL & TEXTILES--0.3%
                 Simmons & Co.,
          227      5.438%, 12/19/11, Term C                                                                                227,922
          227      5.625%, 12/19/11, Term C                                                                                227,922
        2,458      5.75%, 12/19/11, Term C                                                                               2,469,152
           60      5.938%, 12/19/11, Term C                                                                                 60,361
        1,000      7.00%, 6/19/12                                                                                          976,875
                                                                                                                    --------------
                                                                                                                         3,962,232
                                                                                                                    --------------

AUTOMOTIVE--0.1%
        2,000    Dura Operating Corp., 6.59%, 4/28/11                                                                    2,014,584
                                                                                                                    --------------

AUTOMOTIVE PRODUCTS--4.2%
        9,768    Affinia Group, Inc., 5.44%, 11/30/11, Term B                                                            9,645,683
                 Cooper Standard Automotive, Inc.,
        4,002      5.125%, 12/31/11, Term B                                                                              4,017,155
        6,438      5.125%, 12/31/11, Term C                                                                              6,462,381
                 Goodyear Tire & Rubber Co.,
        2,000      3/31/06 (d) (e)                                                                                       2,045,829
        5,000      5.89%, 4/7/10                                                                                         4,991,665
        2,000      6.64%, 4/1/11                                                                                         2,003,126
          926    Plastech Engineered Products, Inc., 7.85%, 2/12/10, Term B                                                891,192
        6,510    Polypore International, Inc., 5.35%, 11/12/11, Term B                                                   6,591,066
                 Tenneco Automotive, Inc.,
        1,217      5.12%, 12/12/10, Term B (f)                                                                           1,222,802
        2,000      5.54%, 12/12/10, Term B (f)                                                                           2,010,000
          621      5.40%, 12/12/10, Term B1 (f)                                                                            623,793
                 TRW Automotive, Inc.,
        8,479      4.375%, 12/17/11, Term B                                                                              8,446,955
        5,985      4.938%, 10/31/10, Term E                                                                              5,998,095
        2,746    Volkswagon International, Inc., 5.62%, 4/7/11, Term B                                                   2,764,879
                                                                                                                    --------------
                                                                                                                        57,714,621
                                                                                                                    --------------

BUILDING/CONSTRUCTION--1.4%
                 Masonite International Corp.,
          128      5.14%, 4/6/13, Term B                                                                                   127,600
        9,872      5.21%, 4/6/13, Term B                                                                                 9,867,710
        9,429    Nortek, Inc., 5.34%, 8/27/11                                                                            9,480,608
                                                                                                                    --------------
                                                                                                                        19,475,918
                                                                                                                    --------------

CHEMICALS--4.0%
        4,500    Brenntag AG, 5.88%, 2/27/12, Term B2                                                                    4,556,061
        7,871    Celanese Holdings LLC, 5.625%, 4/6/11, Term B                                                           7,993,026
        4,000    Cognis Deutschland GmbH and Co., 5.44%, 5/12/12, Term B1 (f)                                            4,031,332
                 Hercules, Inc.,
           73      4.843%, 10/8/10, Term B                                                                                  74,270
        1,311      4.873%, 10/8/10, Term B                                                                               1,326,250
        6,090    Huntsman International LLC, 5.375%, 12/30/10, Term B                                                    6,194,351

PIMCO FLOATING RATE STRATEGY FUND SCHEDULE OF INVESTMENTS
May 31, 2005 (unaudited)
----------------------------------------------------------------------------------------------------------------------------------
  Principal
   Amount
    (000)                                                                                                               Value*
==================================================================================================================================
CHEMICALS (CONTINUED)
                 Innophos, Inc.,
$         763      5.22%, 8/15/11, Term B                                                                           $      765,068
        2,000      5.30%, 8/15/11, Term B                                                                                2,003,836
        1,218      5.55%, 8/15/11, Term B                                                                                1,220,466
                 Kraton Polymers Group LLC,
          952      5.563%, 12/2/09, Term                                                                                   963,728
           67      5.75%, 12/2/09, Term                                                                                     67,649
        2,138      5.813%, 12/2/09, Term                                                                                 2,164,764
          380      6.125%, 12/2/09, Term                                                                                   384,824
        7,965    Lyondell Citgo, 3.59%, 5/21/07, Term B                                                                  8,089,351
                 Mosaic Co.,
          857      4.625%, 2/18/12, Term B                                                                                 863,214
          571      4.688%, 2/18/12, Term B                                                                                 575,476
          571      5.063%, 2/18/12, Term B                                                                                 575,476
                 Nalco Co.,
        2,442      4.92%, 11/1/10, Term B                                                                                2,470,001
        2,768      5.00%, 11/1/10, Term B                                                                                2,799,334
        3,589      5.05%, 11/4/10, Term B                                                                                3,630,448
        3,000    Niagara Holdings, Inc., 5.125%, 2/11/12, Term B                                                         3,010,314
                                                                                                                    --------------
                                                                                                                        53,759,239
                                                                                                                    --------------

COMMERCIAL PRODUCTS--0.2%
        2,238    Alliance Holdings LLC, 5.34%, 1/27/12, Term B                                                           2,253,348
                                                                                                                    --------------

COMPUTER SOFTWARE--0.6%
          848    Spectrum Brands, Inc., 5.09%, 2/6/12, Term B                                                              854,483
        7,247    UGS Solutions, Inc., 4.87%, 2/28/12, Term B                                                             7,392,444
                                                                                                                    --------------
                                                                                                                         8,246,927
                                                                                                                    --------------

CONSUMER PRODUCTS--1.9%
                 Jarden Corp.,
        1,105      5.05%, 1/21/12, Term B                                                                                1,111,763
        9,369      5.093%, 1/21/12, Term B                                                                               9,426,359
                 Rayovac Corp.,
        1,204      4.77%, 2/7/12, Term B                                                                                 1,212,982
        1,204      5.09%, 2/6/12, Term B                                                                                 1,212,982
          481      5.10%, 2/6/12, Term B                                                                                   485,193
          843      5.13%, 2/7/12, Term B                                                                                   849,087
        1,921      5.16%, 2/6/12, Term B                                                                                 1,935,375
                 Revlon, Inc.,
        1,512      8.84%, 7/31/10                                                                                        1,560,947
          756      9.00%, 7/9/10                                                                                           780,473
        1,512      9.38%, 7/31/10                                                                                        1,560,947
        1,512      9.49%, 7/31/10                                                                                        1,560,947
                 Sealy Mattress Co.,
          652      4.94%, 4/1/13, Term D                                                                                   654,445
        3,935      5.08%, 4/14/13, Term D (f)                                                                            3,950,149
           76      6.75%, 4/1/13, Term D                                                                                    76,352
                                                                                                                    --------------
                                                                                                                        26,378,001
                                                                                                                    --------------

CONTAINERS--3.3%
                 Graham Packaging Co.,
        3,845      5.50%, 10/7/11, Term B                                                                                3,884,237
           64      5.625%, 9/15/11, Term B                                                                                  64,403
        6,070      5.688%, 9/15/11, Term B                                                                               6,132,392
        7,415    Horizon Lines Holding LLC, 5.62%, 7/7/11, Term 29Z                                                      7,489,163

PIMCO FLOATING RATE STRATEGY FUND SCHEDULE OF INVESTMENTS
May 31, 2005 (unaudited)
----------------------------------------------------------------------------------------------------------------------------------
  Principal
   Amount
    (000)                                                                                                               Value*
==================================================================================================================================
CONTAINERS (CONTINUED)
                 IPG, Inc.,
$         625      4.96%, 7/28/11, Term B                                                                           $      635,156
        2,841      5.435%, 7/28/11, Term B (f)                                                                           2,887,426
            6      7.25%, 7/28/11, Term B                                                                                    6,352
                 Stone Container Corp.,
        1,528      2.812%, 11/1/10                                                                                       1,546,888
        4,420      4.688%, 11/1/11, Term B                                                                               4,474,800
        2,792      4.938%, 11/1/10, Term B                                                                               2,815,712
        2,505      4.938%, 11/1/11, Term C                                                                               2,536,334
        3,082      5.125%, 11/1/10, Term B                                                                               3,119,819
                 Solo Cup Co.,
        4,016      5.093%, 2/27/11, Term B                                                                               4,047,542
        5,168      5.32%, 2/27/11, Term B                                                                                5,207,878
                                                                                                                    --------------
                                                                                                                        44,848,102
                                                                                                                    --------------

DIVERSIFIED MANUFACTURING--0.5%
        5,000    Invensys plc, 7.874%, 12/30/09                                                                          5,056,250
                 Linpac Mouldings Ltd.,
        1,037      4/16/12, Term B1 (d)                                                                                  1,033,759
        1,322      4/16/12, Term C1 (d)                                                                                  1,322,992
                                                                                                                    --------------
                                                                                                                         7,413,001
                                                                                                                    --------------

DRUGS & MEDICAL PRODUCTS--0.7%
                 Warner Chilcott plc,
        2,670      5.72%, 1/18/12, Term B                                                                                2,679,585
        1,149      5.84%, 1/18/12                                                                                        1,153,417
        2,487      5.84%, 1/18/12, Term C                                                                                2,496,726
        3,153      5.96%, 1/18/12                                                                                        3,164,864
          350      7.50%, 1/18/12, Term B                                                                                  351,651
                                                                                                                    --------------
                                                                                                                         9,846,243
                                                                                                                    --------------

ELECTRONICS--0.5%
                 Amphenol Corp.,
          850      4.45%, 5/6/10, Term B1                                                                                  855,578
        1,700      4.59%, 5/6/10, Term B1                                                                                1,711,157
        4,250      4.729%, 5/6/10, Term B1                                                                               4,277,893
                                                                                                                    --------------
                                                                                                                         6,844,628
                                                                                                                    --------------

ENERGY--2.3%
        3,000    Covanta Energy Corp., 4/6/13 (d) (e)                                                                    3,007,057
        4,981    Dynergy, Inc., 6.72%, 5/28/10                                                                           5,006,779
                 Foundation Coal Holdings, Inc.,
        3,059      4.78%, 7/30/11, Term B                                                                                3,107,287
        2,175      5.38%, 7/30/11, Term B                                                                                2,209,626
                 Headwaters, Inc.,
        7,137      5.40%, 4/30/11, Term B                                                                                7,237,618
        1,000      8.65%, 4/30/11, Term C                                                                                1,014,167
                 NRG Energy, Inc.,
        4,156      2.993%, 12/24/11                                                                                      4,190,019
           34      4.968%, 12/24/11, Term B                                                                                 34,418
        5,296      5.255%, 12/24/11, Term B                                                                              5,339,282
                                                                                                                    --------------
                                                                                                                        31,146,253
                                                                                                                    --------------

ENTERTAINMENT--1.2%
       11,000    MGM Studios, 5.38%, 3/15/12, Term B                                                                    11,024,068
                 Warner Music Group, Inc.,
        1,402      5.29%, 2/27/11, Term B                                                                                1,404,970

PIMCO FLOATING RATE STRATEGY FUND SCHEDULE OF INVESTMENTS
May 31, 2005 (unaudited)
----------------------------------------------------------------------------------------------------------------------------------
  Principal
   Amount
    (000)                                                                                                               Value*
==================================================================================================================================
ENTERTAINMENT (CONTINUED)
$       2,761      5.52%, 2/28/11, Term B                                                                           $    2,767,790
        1,388      5.65%, 2/27/11, Term B                                                                                1,390,920
                                                                                                                    --------------
                                                                                                                        16,587,748
                                                                                                                    --------------

FINANCE--1.9%
       10,514    Refco Group Ltd., 5.09%, 8/5/11, Term B                                                                10,526,004
                 Satbirds SAS,
 (euro) 1,500      4.397%, 4/4/12, Term A                                                                                1,800,264
        3,500      4.897%, 4/4/13, Term B                                                                                4,231,590
        1,000      6.397%, 10/4/13 (e)                                                                                   1,228,856
$       8,500    UPC Financing Partnership, 5.752%, 9/15/12, Term H2                                                     8,481,411
                                                                                                                    --------------
                                                                                                                        26,268,125
                                                                                                                    --------------

FINANCIAL SERVICES--0.7%
        2,775    Fidelity National Information Solutions, Inc., 4.84%, 3/8/13, Term B                                    2,759,043
        6,711    Global Cash Access Holdings, Inc., 5.351%, 3/10/10, Term B (f)                                          6,809,846
                                                                                                                    --------------
                                                                                                                         9,568,889
                                                                                                                    --------------

FOOD & BEVERAGE--0.2%
        2,223    Commonwealth Brands, Inc., 6.375%, 8/28/07, Term B                                                      2,247,567
                                                                                                                    --------------

FUNERAL SERVICE--0.5%
                 Alderwoods Group, Inc.,
        3,255      4.54%, 9/17/08, Term B                                                                                3,293,189
        1,816      5.08%, 9/17/08, Term B                                                                                1,837,252
          264      5.116%, 9/17/09, Term B                                                                                 267,165
        1,713      5.296%, 9/17/08, Term B                                                                               1,733,257
                                                                                                                    --------------
                                                                                                                         7,130,863
                                                                                                                    --------------

HEALTHCARE & HOSPITALS--2.7%
          774    Advanced Medical Optics, Inc., 5.214%, 9/29/09                                                            784,310
        7,962    Ardent Health, Inc., 5.35%, 8/15/11, Term B                                                             7,972,447
                 Community Health Systems, Inc.,
           20      4.85%, 8/19/11, Term B                                                                                   20,240
        7,952      5.07%, 8/19/11, Term B                                                                                8,035,278
                 Healthsouth Corp.,
        1,275      2.85%, 3/31/10                                                                                        1,277,391
        4,725      5.59%, 3/31/10                                                                                        4,733,860
                 PacifiCare Health, Inc.,
        4,288      4.25%, 12/17/08                                                                                       4,307,532
          933      4.625%, 12/17/08                                                                                        936,888
        2,859      4.938%, 12/17/08                                                                                      2,871,688
                 Triad Hospitals, Inc.,
        1,782      5.11%, 3/31/07, Term A                                                                                1,790,899
        3,449      5.36%, 9/30/08, Term B                                                                                3,484,295
                                                                                                                    --------------
                                                                                                                        36,214,828
                                                                                                                    --------------

HOTELS/GAMING--2.8%
                 Aladdin Gaming LLC,
        4,572      5.56%, 8/31/10, Term A                                                                                4,588,330
           95      7.10%, 8/31/10, Term B                                                                                   94,866
        2,395    Ameristar Casinos, Inc., 5.063%, 12/20/06, Term B1                                                      2,424,194
                 Choctaw Resort Development Enterprise, Inc.,
        9,137      5.343%, 11/4/11, Term B                                                                               9,210,756
          157      5.63%, 11/4/11, Term B                                                                                  158,232
        3,500    Penn National Gaming, Inc., 5/26/12, Term B (d)                                                         3,523,517
        7,500    Resorts International Holdings, LLC, 5.61%, 3/22/12, Term B                                             7,551,562

PIMCO FLOATING RATE STRATEGY FUND SCHEDULE OF INVESTMENTS
May 31, 2005 (unaudited)
----------------------------------------------------------------------------------------------------------------------------------
  Principal
   Amount
    (000)                                                                                                               Value*
==================================================================================================================================
HOTELS/GAMING (CONTINUED)
$         829    Venetian Casino, Inc., 4.81%, 2/22/12, Term B                                                      $      835,278
       10,000    Wynn Resorts Ltd., 5.245%, 12/14/11, Term B                                                            10,037,500
                                                                                                                    --------------
                                                                                                                        38,424,235
                                                                                                                    --------------

MACHINERY--0.8%
                 Agco Corp.,
        4,666      4.82%, 1/31/06, Term B                                                                                4,712,906
          981      4.843%, 1/31/06, Term B                                                                                 990,333
        4,500    Rexnord Corp., 12/31/11, Term B (d)                                                                     4,518,284
                                                                                                                    --------------
                                                                                                                        10,221,523
                                                                                                                    --------------

MANUFACTURING--0.1%
                 Reddy Ice Group, Inc.,
          985      5.564%, 8/15/09                                                                                         993,927
          821      5.601%, 8/15/09                                                                                         828,273
                                                                                                                    --------------
                                                                                                                         1,822,200
                                                                                                                    --------------

MEASURING INSTRUMENTS--0.4%
                 Dresser, Inc.,
          173      5.125%, 10/29/09, Term B                                                                                174,700
        1,085      5.125%, 10/29/11, Term B                                                                              1,097,763
        4,398    Dresser-Rand Group, Inc., 5.438%, 10/29/11, Term B                                                      4,450,311
                                                                                                                    --------------
                                                                                                                         5,722,774
                                                                                                                    --------------

METALS & MINING--0.7%
                 Novelis, Inc.,
        6,376      4.96%, 1/7/12, Term B                                                                                 6,434,943
        3,671      4.96%, 1/7/12, Term B2                                                                                3,704,968
                                                                                                                    --------------
                                                                                                                        10,139,911
                                                                                                                    --------------

MULTI-MEDIA--3.4%
        1,250    Atlantic Broadcast, Inc., 5.70%, 7/30/11, Term B                                                        1,258,594
                 Charter Communication, Inc.,
           39      6.37%, 4/27/11, Term B                                                                                   38,788
       15,439      6.44%, 4/27/11, Term B                                                                               15,359,868
        3,500    DirecTV Holdings LLC, 4.59%, 4/13/13, Term B                                                            3,509,845
        7,900    Insight Midwest Holdings LLC, 5.70%, 12/31/09, Term B                                                   7,994,234
                 Primedia, Inc.,
        4,113      5.875%, 6/30/09, Term B                                                                               4,117,948
        2,488      7.50%, 12/31/09, Term C                                                                               2,507,711
        4,465    Source Media, Inc., 5.343%, 11/8/11, Term B                                                             4,523,305
        7,000    Telecordia Technologies, Inc., 5.829%, 9/9/12, Term B                                                   6,870,941
                                                                                                                    --------------
                                                                                                                        46,181,234
                                                                                                                    --------------

OFFICE EQUIPMENT--0.3%
        4,000    Xerox Corp., 4.85%, 9/30/08, Term B                                                                     4,039,168
                                                                                                                    --------------

OIL & GAS--4.0%
                 El Paso Corp.,
        9,500      5.55%, 11/23/09                                                                                       9,536,280
       21,675      5.875%, 11/23/09, Term B                                                                             21,807,557
                 Kerr-McGee Corp.,
        4,000      4/19/07 (d)                                                                                           4,029,500
        8,000      5/1/11, Term B (d)                                                                                    8,106,872
        4,534    Kinetics Concepts, Inc., 4.85%, 7/14/10, Term B                                                         4,563,629
        1,000    Premcor Refining Group, Inc., 4.825%, 4/14/09, Term C                                                   1,006,875

PIMCO FLOATING RATE STRATEGY FUND SCHEDULE OF INVESTMENTS
May 31, 2005 (unaudited)
----------------------------------------------------------------------------------------------------------------------------------
  Principal
   Amount
    (000)                                                                                                               Value*
==================================================================================================================================
OIL & GAS (CONTINUED)
$       4,992    Universal Compression, Inc., 4.85%, 12/8/11, Term B                                                $    5,055,041
                                                                                                                    --------------
                                                                                                                        54,105,754
                                                                                                                    --------------

PAPER PRODUCTS--0.9%
                 Appleton Papers, Inc.,
        1,000      4.79%, 6/11/10                                                                                        1,007,813
          995      5.55%, 6/9/10                                                                                         1,002,749
        6,218    Boise Cascade Holdings LLC, 4.969%, 10/29/11, Term D                                                    6,285,377
        3,500    Xerium Technologies, Inc., 5/1/12, Term B (d)                                                           3,509,846
                                                                                                                    --------------
                                                                                                                        11,805,785
                                                                                                                    --------------

PRINTING/PUBLISHING--1.8%
                 Dex Media East LLC,
          373      4.14%, 11/8/08, Term A                                                                                  375,516
          585      4.62%, 11/8/08, Term A                                                                                  589,176
          496      4.62%, 5/8/09, Term B1                                                                                  500,205
          801      4.62%, 9/9/10, Term B                                                                                   807,605
          524      4.66%, 9/9/10, Term B                                                                                   528,895
          242      4.75%, 5/8/09, Term B1                                                                                  244,361
        1,089      4.75%, 9/9/10, Term B                                                                                 1,098,239
          171      4.80%, 11/8/08, Term A                                                                                  171,888
          266      4.80%, 5/8/09, Term B                                                                                   268,347
          170      4.80%, 9/9/10, Term B                                                                                   171,351
          140      4.83%, 11/8/08, Term A                                                                                  140,601
          269      4.83%, 5/8/09, Term B1                                                                                  271,877
          676      4.83%, 9/9/10, Term B                                                                                   682,314
          245      4.84%, 11/8/08, Term A                                                                                  246,295
          188      4.84%, 5/8/09, Term B1                                                                                  189,471
        1,243      4.84%, 9/9/10, Term B                                                                                 1,253,556
           96      4.87%, 9/9/09, Term A                                                                                    96,239
          127      4.91%, 9/9/09, Term A                                                                                   127,771
          288      4.98%, 11/8/08, Term A                                                                                  289,759
        1,728      4.98%, 5/8/09, Term B1                                                                                1,743,138
           97      5.00%, 9/9/09, Term A                                                                                    97,867
          212      5.03%, 9/9/09, Term A                                                                                   212,938
          248      5.05%, 11/8/08, Term A                                                                                  249,609
          277      5.05%, 5/8/09, Term B1                                                                                  279,073
          137      5.05%, 9/9/09, Term A                                                                                   138,096
          410      5.05%, 9/9/10, Term B                                                                                   413,684
          169      5.08%, 9/9/09, Term A                                                                                   169,841
          143      5.09%, 9/9/09, Term A                                                                                   143,935
          161      5.30%, 9/9/09, Term A                                                                                   162,009
                 R.H. Donnelley Corp.,
        1,719      4.70%, 6/30/11, Term D                                                                                1,733,249
        2,149      4.76%, 6/30/11, Term D                                                                                2,166,561
        1,289      4.78%, 6/30/11, Term D                                                                                1,299,936
          430      4.80%, 6/30/11, Term D                                                                                  433,312
        1,719      4.81%, 6/30/11, Term D                                                                                1,733,249
          430      4.84%, 6/30/11, Term D                                                                                  433,312
        2,897      4.85%, 6/30/11, Term D                                                                                2,920,864
          430      4.87%, 6/30/11, Term D                                                                                  433,312
        1,289      4.88%, 6/30/11, Term D                                                                                1,299,936
                                                                                                                    --------------
                                                                                                                        24,117,387
                                                                                                                    --------------

REAL ESTATE--1.2%
                 General Growth Properties, Inc.,
        9,957      5.37%, 11/12/07, Term A                                                                              10,011,728

PIMCO FLOATING RATE STRATEGY FUND SCHEDULE OF INVESTMENTS
May 31, 2005 (unaudited)
----------------------------------------------------------------------------------------------------------------------------------
  Principal
   Amount
    (000)                                                                                                               Value*
==================================================================================================================================
REAL ESTATE (CONTINUED)
$       5,987    5.37%, 11/12/08, Term B                                                                            $    6,031,134
                                                                                                                    --------------
                                                                                                                        16,042,862
                                                                                                                    --------------

RECREATION--1.4%
                 Loews Cineplex, Inc.,
        6,194      5.373%, 7/22/11 (f)                                                                                   6,281,021
        4,174      5.46%, 7/8/11                                                                                         4,232,118
                 Six Flags Theme Parks, Inc.,
        2,462      5.59%, 6/30/09, Term B                                                                                2,478,910
        1,523      5.72%, 6/30/09                                                                                        1,533,436
                 Worldspan LP.,
        1,667      5.75%, 2/11/10, Term B                                                                                1,600,000
        1,656      5.875%, 2/11/10, Term B                                                                               1,589,333
        1,667      6.00%, 2/11/10, Term B                                                                                1,600,000
                                                                                                                    --------------
                                                                                                                        19,314,818
                                                                                                                    --------------

RETAIL--1.3%
        8,407    Dominos, Inc., 4.875%, 6/25/10, Term B                                                                  8,522,431
                 Jean Coutu Group, Inc.,
           23      5.375%, 7/30/11                                                                                          22,745
        8,947      5.50%, 7/30/11                                                                                        9,029,705
                                                                                                                    --------------
                                                                                                                        17,574,881
                                                                                                                    --------------

SEMI-CONDUCTORS--0.4%
        4,988    On Semiconductor Corp., 6.125%, 12/3/11, Term G                                                         5,036,338
                                                                                                                    --------------

TELECOMMUNICATIONS--7.2%
        2,324    Alliance Atlantis Communications, Inc., 4.76%, 10/19/11, Term B                                         2,337,471
        5,000    American Towers, LP., 4.52%, 2/28/11, Term A                                                            5,020,000
                 Centennial Cellular Operating Co. LLC,
        3,758      5.343%, 1/20/11, Term B                                                                               3,791,266
          263      5.57%, 1/20/11, Term B                                                                                  265,389
        1,128      5.63%, 1/20/11, Term B                                                                                1,137,380
        3,382      5.63%, 2/9/11, Term B                                                                                 3,412,140
          376      5.77%, 1/20/11, Term B                                                                                  379,127
        5,471    Consolidated Communication, Inc., 10/14/11, Term D (d)                                                  5,508,851
                 Inmarsat Ventures plc,
        2,420      5.502%, 10/10/10, Term B                                                                              2,431,482
        2,425      6.531%, 10/10/11, Term C                                                                              2,447,339
        4,738    Intelsat Bermuda Ltd., 4.875%, 7/28/11, Term B                                                          4,770,107
                 Mediacomm Communications Corp.,
          243      4.06%, 3/31/10, Term A                                                                                  235,881
          600      4.33%, 3/31/10, Term A                                                                                  590,250
          533      4.44%, 3/31/10, Term A                                                                                  529,000
        8,000      5.09%, 2/28/14, Term B                                                                                8,021,112
          533      5.34%, 3/31/10, Term A                                                                                  529,000
        5,217    New Skies Satellite N.V., 5.688%, 5/4/11, Term B                                                        5,254,303
                 Panamsat Corp.,
        3,390      5.59%, 8/20/09, Term A1                                                                               3,417,715
        1,580      5.59%, 8/20/09, Term A2                                                                               1,593,395
                 Qwest Corp.,
        4,000      6.95%, 6/30/10, Term B                                                                                3,924,168
       18,500      7.39%, 6/30/07, Term A                                                                               19,044,881
                 Telewest Global, Inc.,
        2,550      5.392%, 11/2/12, Term B2                                                                              2,570,188
        1,950      5.892%, 11/2/12, Term C2                                                                              1,959,479

PIMCO FLOATING RATE STRATEGY FUND SCHEDULE OF INVESTMENTS
May 31, 2005 (unaudited)
----------------------------------------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                                         Credit Rating
    (000)                                                                                         (Moody's/S&P)        Value*
==================================================================================================================================
TELECOMMUNICATIONS (CONTINUED)
                 Valor Telecommunications, Inc.,
$       4,000      5.10%, 2/14/12, Term B                                                                           $    4,029,168
        1,900      5.101%, 2/15/12, Term B                                                                               1,913,855
                 Western Wireless Corp.,
        1,242      5.10%, 5/28/10, Term A                                                                                1,247,267
          393      5.23%, 5/28/10, Term A                                                                                  393,956
        1,026      5.87%, 5/30/11, Term B                                                                                1,030,814
        5,104      5.91%, 5/31/11, Term B (f)                                                                            5,128,049
          694      6.11%, 5/30/11, Term B                                                                                  697,732
        2,052      6.12%, 5/30/11, Term B                                                                                2,061,628
        1,026      6.15%, 5/30/11, Term B                                                                                1,030,814
        1,026      6.19%, 5/30/11, Term B                                                                                1,030,814
                                                                                                                    --------------
                                                                                                                        97,734,021
                                                                                                                    --------------

UTILITIES--3.2%
                 AES Corp.,
        4,470      5.25%, 8/10/11, Term B                                                                                4,507,148
        4,470      5.57%, 4/30/08, Term B                                                                                4,507,148
                 Allegheny Energy, Inc.,
          735      5.15%, 3/8/11, Term B1                                                                                  743,284
        4,943      5.62%, 3/8/11, Term B1                                                                                4,997,295
        2,167      5.88%, 3/8/11, Term B1                                                                                2,190,779
                 Edison Midwest Generation LLC,
           86      5.12%, 4/27/11, Term B                                                                                   87,444
          467      5.809%, 4/27/11, Term B                                                                                 472,966
                 Midwest Generation LLC,
        5,712      5.41%, 4/27/11, Term B (f)                                                                            5,785,454
          110      5.55%, 4/27/11, Term B                                                                                  111,318
                 Reliant Resources, Inc.,
       18,923      5.068%, 4/30/10                                                                                      18,992,354
        1,526      5.465%, 4/30/10                                                                                       1,531,259
                                                                                                                    --------------
                                                                                                                        43,926,449
                                                                                                                    --------------

WASTE DISPOSAL--1.1%
                 Allied Waste North America, Inc.,
        3,634      5.09%, 1/15/12                                                                                        3,638,818
        4,038      5.10%, 1/15/12                                                                                        4,043,062
        2,019      5.17%, 1/15/12                                                                                        2,021,565
        1,615      5.19%, 1/15/12                                                                                        1,617,253
        1,615      5.37%, 1/15/12                                                                                        1,617,253
        1,696      5.52%, 1/15/12                                                                                        1,697,858
                                                                                                                    --------------
                                                                                                                        14,635,809
                                                                                                                    --------------

                   Total Senior Loans (cost--$801,333,340)                                                             799,597,561
                                                                                                                    --------------

CORPORATE BONDS & NOTES--15.1%
AIR-CONDITIONING--0.3%
        4,250    Goodman Global Holdings, Inc., 5.76%, 6/15/12 (g) (h)                                B3/B-              4,080,000
                                                                                                                    --------------

AIRLINES--0.5%
                 Jetblue Airways Corp., pass thru certificates,
        4,000      6.368%, 5/15/10, Ser. 04-2 (h)                                                    Ba1/BB+             4,000,420
        2,226      7.26%, 9/15/09, Ser. 04-1 (h)                                                     Ba1/BB+             2,281,786
                                                                                                                    --------------
                                                                                                                         6,282,206
                                                                                                                    --------------

FINANCING--1.8%
        5,750    Borden US Finance Corp., 7.891%, 7/15/10 (g) (h)                                     B3/B-              5,750,000

PIMCO FLOATING RATE STRATEGY FUND SCHEDULE OF INVESTMENTS
May 31, 2005 (unaudited)
----------------------------------------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                                         Credit Rating
    (000)                                                                                         (Moody's/S&P)        Value*
==================================================================================================================================
FINANCING (CONTINUED)
$       2,000    Ford Motor Credit Co., 4.00%, 3/21/07 (h)                                          Baa2/BB+        $    1,944,796
                 General Motors Acceptance Corp.,
        5,000      5.11%, 12/1/14 (h)                                                                Baa2/BB             4,067,495
        4,000      6.125%, 9/15/06 (h)                                                               Baa2/BB             3,987,252
          813    Indosuez Capital Funding III, 3.175%, 12/31/08 (g) (h)                              Aa3/NR                813,898
        3,098    Simsbury CLO Ltd., 3.92%, 9/24/11 (e) (g) (h)                                       Aaa/AAA             3,071,927
        4,500    Universal City Florida Holding Co. I/II, 7.96%, 5/1/10 (h)                           B3/B-              4,702,500
                                                                                                                    --------------
                                                                                                                        24,337,868
                                                                                                                    --------------

HEALTH & HOSPITALS--0.4%
        5,000    HCA, Inc., 5.25%, 11/6/08                                                           Ba2/BB+             5,025,095
                                                                                                                    --------------

MISCELLANEOUS--0.7%
       10,000    Dow Jones CDX US High Yield, 8.25%, 6/29/10, Ser. 4-T1 (g) (i)                       B3/NR              9,937,500
                                                                                                                    --------------

MULTI-MEDIA--2.1%
 (euro) 4,000    Cablecom Luxembourg SCA, 4.898%, 4/15/12 (e) (g) (h)                                 B2/B               5,033,937
$       7,000    Cablevision Systems Corp., 7.88%, 4/1/09 (g) (h)                                     B3/B+              7,385,000
                 CCO Holdings LLC,
        6,000      7.135%, 12/15/10 (g) (h)                                                          B3/CCC-             5,925,000
        2,000      8.75%, 11/15/13                                                                   B3/CCC-             2,000,000
        8,000    Charter Communications Holdings II, 10.25%, 9/15/10                                Caa1/CCC-            8,160,000
                                                                                                                    --------------
                                                                                                                        28,503,937
                                                                                                                    --------------

OIL & GAS--0.2%
        2,500    Gaz Capital SA, 9.125%, 4/25/07                                                    Baa3/BB-             2,692,500
                                                                                                                    --------------

PAPER/PAPER PRODUCTS--1.1%
        2,000    Abitibi-Consolidated Finance LP, 7.875%, 8/1/09                                     Ba3/BB-             1,990,000
        5,000    Abitibi-Consolidated, Inc., 6.51%, 6/15/11 (h)                                      Ba3/BB-             4,875,000
        4,000    Boise Cascade LLC, 6.016%, 10/15/12 (g) (h)                                          B1/B+              4,020,000
        4,000    Bowater, Inc., 6.01%, 3/15/10 (h)                                                   Ba3/BB              3,960,000
                                                                                                                    --------------
                                                                                                                        14,845,000
                                                                                                                    --------------

SEMI-CONDUCTORS--0.5%
        2,750    Freescale Semiconductor, Inc., 5.891%, 7/15/09 (h)                                  Ba2/BB+             2,860,000
        5,500    Magnachip Semiconductor, Inc., 6.26%, 12/15/11 (g) (h)                              Ba3/B+              5,142,500
                                                                                                                    --------------
                                                                                                                         8,002,500
                                                                                                                    --------------


TELECOMMUNICATIONS--7.1%
        5,000    Dobson Cellular Systems, Inc., 7.96%, 11/1/11 (g) (h)                                B2/B-              5,137,500
        8,499    Echostar DBS Corp., 6.35%, 10/1/08 (h)                                              Ba3/BB-             8,753,970
        5,000    Hawaiian Telcom Communications, Inc., 8.914%, 5/1/13 (g) (h)                        B3e/B-              5,087,500
        5,425    Intelsat Bermuda Ltd., 7.805%, 1/15/12 (g) (h)                                       B2/B+              5,533,500
                 MCI, Inc.,
       15,400      6.908%, 5/1/07                                                                     B2/B+             15,688,750
        2,000      7.688%, 5/1/09                                                                     B2/B+              2,100,000
        2,000    New Skies Satellites N.V., 8.539%, 11/1/11 (g) (h)                                   B3/B-              2,030,000
                 Qwest Capital Funding, Inc.,
        5,000      7.75%, 8/15/06                                                                    Caa2/B              5,087,500
        5,000      7.90%, 8/15/10                                                                    Caa2/B              4,825,000
       25,650    Qwest Communications International, Inc., 7.268%, 2/15/09 (g) (h)                    B3/B              25,457,625
        7,750    Rogers Wireless, Inc., 6.135%, 12/15/10 (h)                                         Ba3/BB              8,118,125
        3,500    Rural Cellular Corp., 7.51%, 3/15/10 (h)                                             B2/B-              3,561,250

PIMCO FLOATING RATE STRATEGY FUND SCHEDULE OF INVESTMENTS
May 31, 2005 (unaudited)
----------------------------------------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                                         Credit Rating
    (000)                                                                                         (Moody's/S&P)        Value*
==================================================================================================================================
TELECOMMUNICATIONS (CONTINUED)
$       5,820    Time Warner Telecom Holdings, Inc., 7.268%, 2/15/11 (h)                              B1/B          $    5,936,400
                                                                                                                    --------------
                                                                                                                        97,317,120
                                                                                                                    --------------
UTILITIES--0.4%
        5,000    NorthWestern Corp., 7.30%, 12/1/06 (g)                                              Ba1/BB              5,185,340
                                                                                                                    --------------

                 Total Corporate Bonds & Notes (cost--$208,712,821)                                                    206,209,066
                                                                                                                    --------------

ASSET-BACKED SECURITIES --5.2%
        2,168    Accredited Mortgage Loan Trust, 3.24%, 1/25/35 (h)                                  Aaa/AAA             2,170,588
        2,028    Amortizing Residential Collateral Trust, 3.57%, 12/25/32 (h)                        Aaa/AAA             2,037,494
          478    Argent Securities, Inc., 3.20%, 5/25/34 (h)                                         Aaa/AAA               477,755
        3,704    Asset Backed Securities Corp., Home Equity Loan Trust,
                   3.25%, 9/25/34 (h)                                                                Aaa/AAA             3,706,830
                 Bear Stearns Asset Backed Securities, Inc.,
        5,556      3.26%, 12/25/42 (h)                                                               Aaa/AAA             5,554,054
        8,840      3.54%, 12/25/33 (h)                                                              Aaae/AAA             8,870,054
        2,843    Chase Funding Loan Acquisition Trust, 3.42%, 1/25/33 (h)                            Aaa/AAA             2,849,826
        3,784    CIT Group Home Equity Loan Trust, 3.36%, 6/25/33 (h)                                Aaa/AAA             3,795,282
       10,000    Conseco Finance Securitizations Corp., 6.09%, 9/1/33                                Ba1/B-             10,158,669
        8,860    Countrywide Asset-Backed Certificates, 3.24%, 10/25/23 (h)                          Aaa/AAA             8,866,485
          297    Credit Based Asset Trust, 3.43%, 2/25/33 (h)                                        Aaa/AAA               297,282
        5,131    Fremont Home Loan Trust, 3.25%, 3/25/35 (h)                                         Aaa/AAA             5,135,852
        2,212    GSAMP Trust, 3.24%, 8/25/34 (h)                                                     Aaa/NR              2,213,089
        2,965    Indymac Home Equity Asset-Backed Trust, 3.25%, 7/25/34 (h)                          Aaa/AAA             2,966,780
        4,068    Long Beach Mortgage Loan Trust, 3.41%, 7/25/33 (h)                                  Aaa/AAA             4,076,782
        2,029    Residential Asset Securities Corp., 3.18%, 11/25/20 (h)                             Aaa/AAA             2,030,377
        3,382    Salomon Brothers Mortgage Securities VII, 3.39%, 3/25/32 (h)                        NR/AAA              3,392,939
        2,351    Wells Fargo Home Equity Trust, 3.25%, 6/25/19 (h)                                   Aaa/AAA             2,352,793
                                                                                                                    --------------

                 Total Asset-Backed Securities (cost--$70,965,073)                                                      70,952,931
                                                                                                                    --------------

MORTGAGE-BACKED SECURITIES (h)--3.3%
                 Countrywide Home Loans,
        6,483      3.42%, 2/25/35                                                                    Aaa/AAA             6,496,572
        6,685      3.43%, 2/25/35                                                                    Aaa/AAA             6,684,167
        4,758      3.38%, 4/25/35                                                                    Aaa/AAA             4,758,565
        5,383    Master Adjustable Rate Mortgage Trust, 3.787%, 11/21/34                             Aaa/AAA             5,378,178
                 Washington Mutual, Inc.,
       11,620      3.373%, 1/25/45                                                                   Aaa/AAA            11,637,185
        9,763      3.383%, 1/25/45                                                                   Aaa/AAA             9,767,859
                                                                                                                    --------------

                 Total Mortgage-Backed Securities (cost--$44,697,709)                                                   44,722,526
                                                                                                                    --------------

SOVEREIGN DEBT OBLIGATIONS--3.2%
BRAZIL--3.2%
                 Federal Republic of Brazil,
       16,471      4.313%, 4/15/12 (h)                                                                NR/NR             15,905,061
       15,832      8.00%, 4/15/14                                                                    B1/BB-             16,251,199
       10,000      11.00%, 8/17/40                                                                   B1/BB-             11,887,500
                                                                                                                    --------------

                 Total Sovereign Debt Obligations (cost--$42,914,963)                                                   44,043,760
                                                                                                                    --------------


PREFERRED STOCK (g) (h)--0.1%
GOVERNMENT--0.1%
   Shares
   ------

       23,085      Fannie Mae, 7.00% (cost--$1,154,250)                                              Aa3/AA-             1,296,368
                                                                                                                    --------------

PIMCO FLOATING RATE STRATEGY FUND SCHEDULE OF INVESTMENTS
May 31, 2005 (unaudited)
----------------------------------------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                                         Credit Rating
    (000)                                                                                         (Moody's/S&P)        Value*
==================================================================================================================================
SHORT-TERM INVESTMENTS -- 14.5%

COMMERCIAL PAPER--6.9%
BANKING--4.1%
$      18,800    Rabobank USA Financial Corp., 3.02%, 6/1/05                                        P-1/A-1+        $   18,800,000
       37,600    Skandinaviska Enskilda Banken AB, 3.07%-3.17%, 7/14/05-8/16/05                      P-1/A-1            37,452,754
                                                                                                                    --------------
                                                                                                                        56,252,754
                                                                                                                    --------------

FINANCE--2.8%
       38,000    UBS Finance, Inc., 2.785%-3.285%, 6/15/05-10/3/05                                  P-1/A-1+            37,720,394
                                                                                                                    --------------

                 Total Commercial Paper (cost--$93,975,545)                                                             93,973,148
                                                                                                                    --------------

SOVEREIGN DEBT OBLIGATIONS--4.1%
FRANCE--4.1%
(euro) 45,000    French Treasury Note BTAN, 5.00%, 7/12/05                                           Aaa/AAA            55,733,966
                                                                                                                    --------------

GERMANY--0.0%
          300    Federal Republic of Germany, 2.00%, 6/17/05                                         Aaa/AAA               370,413
                                                                                                                    --------------

                 Total Sovereign Debt Obligations (cost--$56,109,332)                                                   56,104,379
                                                                                                                    --------------

CONVERTIBLE BONDS--1.6%
MULTI-MEDIA--1.6%
$      20,280    Rogers Communications, Inc., 2.00%, 11/26/05 (cost--$20,027,376)                     B3/B+             21,446,100
                                                                                                                    --------------

U.S. TREASURY BILLS--0.8%
       10,905    2.58%-2.99%,6/2/05-9/15/05 (cost--$10,851,517)                                      Aaa/AAA            10,847,403
                                                                                                                    --------------

U.S. GOVERNMENT AGENCY DISCOUNT NOTES--0.4%
        5,600    Federal National Mortgage Association, 2.98%, 7/1/05 (cost--$5,586,070)             Aaa/AAA             5,586,070
                                                                                                                    --------------

CORPORATE NOTES--0.3%
FINANCING--0.2%
        3,000    General Motors Acceptance Corp., 4.145%, 5/18/06                                    Baa2/BB             2,956,575
                                                                                                                    --------------

HOTELS/GAMING--0.0%
          320    Park Place Entertainment Corp., 7.875%, 12/15/05                                    Ba2/BB-               326,400
                                                                                                                    --------------

PAPER/PAPER PRODUCTS--0.1%
          775    Smurfit Capital Funding plc, 6.75%, 11/20/05                                        B1/BB-                778,875
                                                                                                                    --------------

                 Total Corporate Notes (cost--$4,107,011)                                                                4,061,850
                                                                                                                    --------------

REPURCHASE AGREEMENTS--0.4%
        5,557    State Street Bank & Trust Co.,
                 dated 5/31/05, 2.65%, due 6/1/05,
                 proceeds $5,670,409; collateralized by
                 Fannie Mae, 1.875%, 9/15/05,
                 valued at $5,668,900 with accrued interest (cost--$5,557,000)                                           5,557,000
                                                                                                                    --------------

                 Total Short-Term Investments (cost--$196,213,851)                                                     197,575,950
                                                                                                                    --------------

PIMCO FLOATING RATE STRATEGY FUND SCHEDULE OF INVESTMENTS
May 31, 2005 (unaudited)
----------------------------------------------------------------------------------------------------------------------------------

  Contracts                                                                                                            Value*
==================================================================================================================================
CALL OPTIONS PURCHASED (j)--0.0%
                 U.S. Treasury Bond Futures, Chicago Board of Trade,
          940      strike price $130, expires 8/26/05                                                               $       14,688
                 U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
          250      strike price $121, expires 8/26/05                                                                        3,906
                                                                                                                    --------------

                 Total Call Options Purchased (cost--$22,461)                                                               18,594
                                                                                                                    --------------


PUT OPTIONS PURCHASED (j)--0.0%
                 Eurodollar Futures, Chicago Mercantile Exchange,
          405      strike price $93.75, expires 9/19/05                                                                      2,531
                 U.S. Treasury Bond Futures, Chicago Board of Trade,
          794      strike price $98, expires 8/26/05                                                                        12,406
                                                                                                                    --------------

                 Total Put Options Purchased (cost--$19,037)                                                                14,937
                                                                                                                    --------------

                 Total Options Purchased (cost--$41,498)                                                                    33,531
                                                                                                                    --------------

                 TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN
                 (cost--$1,366,033,505)--100.1%                                                                      1,364,431,693
                                                                                                                    --------------


CALL OPTIONS WRITTEN (j)--(0.1)%
                 U.S. Treasury Bond Futures, Chicago Board of Trade,
         (944)     strike price $118, expires 6/24/05                                                                     (663,750)
                 U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
         (361)     strike price $111, expires 8/26/05                                                                     (953,266)
         (459)     strike price $116, expires 7/22/05                                                                      (55,883)
                                                                                                                    --------------

                 Total Call Options Written (premiums received--$530,009)                                               (1,672,899)
                                                                                                                    --------------


PUT OPTIONS WRITTEN (j)--(0.0)%
                 U.S. Treasury Bond Futures, Chicago Board of Trade,
         (944)     strike price $110, expires 6/24/05                                                                      (14,750)
                 U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
         (459)     strike price $110, expires 7/22/05                                                                      (48,711)
                                                                                                                    --------------

                 Total Put Options Written (premiums received--$193,143)                                                   (63,461)
                                                                                                                    --------------

                 Total Options Written (premiums received--$723,152)                                                    (1,736,360)
                                                                                                                    --------------

                 TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN
                 (cost--$1,365,310,353)--100.0%                                                                     $1,362,695,333
                                                                                                                    --------------

NOTES TO SCHEDULE OF INVESTMENTS:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security or financial instrument may be fair-valued, in good faith pursuant to procedures established by the Board of Trustees. The Fund's investments in senior floating rate loans ("Senior Loans") for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair-value by Pacific Investment Management Company LLC (the Sub-Adviser). Such procedures include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants:(2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any;
         (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity, and (5) general economic and market conditions affecting the fair value of the Senior Loan. Other portfolio securities and financial instruments are valued by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. The independent pricing service uses information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Forward foreign currency contracts are marked to market daily at the applicable foreign exchange rates. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined weekly on the last business day of the week at the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange.

(a) Private Placement. Restricted as to resale and may not have a readily available market.

(b)      Illiquid security.

(c) These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)      Unsettled security, coupon rate undetermined at May 31, 2005.

(e)      Fair-valued security.

(f)      Delayed-delivery security. To be delivered/settled after May 31, 2005.

(g) 144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.

(h) Floating Rate Security - Interest rate shown is the rate in effect at May 31, 2005.

(i)      Credit-linked trust certificate.

(j)      Non-income producing.


GLOSSARY:

EUR -- Eurodollar

GBP--Great Britian pound

NR -- Not Rated

JPY--Japanese Yen

OTHER INVESTMENTS:

(a) Credit default swap contracts outstanding at May 31, 2005:

                                                           Notional                                 Fixed
                                                        Amount Payable                             Payments       Unrealized
Swap Counterparty/                                        on Default         Termination         Received by      Appreciation
Referenced Debt Obligation                                  (000)                Date                Fund        (Depreciation)
===============================================================================================================================

Bank of America N.A
   Bombardier Inc.                                         $ 3,000            12/20/2005            2.00%         $    24,565
   CMS Energy Corp.                                          5,000            12/20/2009            2.15%              32,404
   Royal Caribbean Cruises Ltd                               5,000            12/20/2009            1.12%             (17,472)
   Williams Cos Inc.                                         5,000            12/20/2009            1.65%              (6,963)
Bear Stearns Company Inc.
   Allied Waste North America                                1,500            12/20/2007            1.85%               6,987
   ArvinMeritor Inc.                                         1,500            12/20/2007            1.14%             (62,659)
   Dura Operating Corp.                                      4,500            12/20/2009            4.15%            (478,531)
   Dynegy Holdings Inc.                                      1,500            12/20/2009            2.35%             (53,125)
   MGM Mirage                                                5,000            12/20/2009            1.54%             (89,264)
   Smurfit-Stone Container Enterprises Inc.                  1,500            12/20/2009            1.76%            (133,526)
   Smurfit-Stone Container Enterprises Inc.                  5,000            12/20/2009            1.87%            (423,525)
CitiBank NA
   Host Marriott LP                                          5,000            12/20/2009            1.70%            (118,690)
   Reliant Energy Inc.                                       5,000            12/20/2009            3.20%              21,429
Credit Suisse First Boston Capital LLC
   Intelsat Bermuda Ltd                                      7,000            3/20/2010             3.21%             103,602
First Boston
   Delphi Corp.                                              3,000            3/20/2008             3.80%            (497,870)
   Equistar Chemicals LP                                     5,000            12/20/2009            2.25%            (112,022)
   Goodyear Tire & Rubber Co. (The)                          2,000            3/20/2015             3.85%             143,181
   SAMI                                                      8,800            12/20/2009            2.15%             (62,385)
   SAMI                                                      4,000            9/20/2008             2.45%               7,374
   Vintage Petroleum Inc.                                    5,000            12/20/2009            1.95%             103,577
Goldman Sachs Capital Markets, L.P.
   Dow Jones CDX                                            19,800            6/20/2010             3.60%             145,980
HSBC Bank
   Ford Motor Credit Co.                                     2,000            6/20/2006             3.25%              50,729
   General Motors Acceptance Corp.                           4,000            6/20/2006             4.25%             100,851
J.P. Morgan
   Dow Jones CDX                                             5,800            6/20/2010             3.60%              30,450
   Goodyear Tire & Rubber Co. (The)                          2,000            3/20/2007             1.55%              54,395
   Goodyear Tire & Rubber Co. (The)                          4,000            3/20/2010             3.40%            (168,094)
   NRG Energy Inc.                                           5,000            12/20/2009            2.20%              22,019
Lehman Brothers Special Financing Inc.
   Boyd Gaming Corp.                                         5,000            12/20/2009            1.65%             147,535
   Ford Motor Credit Co.                                     3,000            6/20/2006             2.90%              63,981
   General Motors Acceptance Corp.                           3,000            3/20/2006             2.10%               7,689
   General Motors Corp.                                      8,000            12/20/2005            0.92%             (75,523)
   Hayes Lemmerz International Inc.                          5,000            12/20/2009            2.50%            (144,933)
   HCA Inc.                                                  5,000            12/20/2009            1.55%              82,048
   PanAmSat Corp.                                            3,000            12/20/2009            3.00%             141,467
   Six Flags Inc.                                            4,000            3/20/2010             2.70%              44,059
   Smurfit-Stone Container Enterprises Inc.                  3,000            12/20/2009            1.85%            (256,467)
   Starwood Hotels & Resorts Worldwide Inc.                  5,000            12/20/2009            1.15%             (26,464)
   Station Casinos Inc.                                      5,000            12/20/2009            1.45%            (107,957)
   TRW Automotive Inc.                                       5,000            12/20/2009            2.05%            (182,969)
Merrill Lynch & Co.
   AES Corp. (The)                                           3,000            12/20/2009            2.60%             100,041
   ArvinMeritor Inc.                                         4,500            12/20/2009            2.25%            (232,910)
   Bombardier Inc.                                           5,000            3/20/2006             3.25%             112,977
   Chesapeake Energy Corp.                                   5,000            12/20/2009            1.30%             (31,336)
   CMS Energy Corp.                                          1,500            12/20/2009            1.85%             (10,806)
   Delhaize America Inc.                                     5,000            12/20/2009            1.07%             (61,064)
   Toys "R" US Inc.                                          3,500            12/20/2006            1.45%              41,158
   Toys "R" US Inc.                                          7,000            12/20/2009            2.91%            (416,939)
   Toys "R" US Inc.                                          5,000            12/20/2009            3.20%            (241,302)
   Toys "R" US Inc.                                          3,500            12/20/2014            3.34%             437,450
   Vintage Petroleum Inc.                                    3,000            12/20/2009            1.50%               5,017
Morgan Stanley Dean Witter
   Dow Jones CDX                                             7,000            12/20/2009            0.00%                  --
   Dow Jones CDX                                             7,000            12/20/2009            2.60%              80,889
   Dow Jones CDX                                            11,200            12/20/2009            2.60%             458,002
   Dow Jones CDX                                             4,900            6/20/2010             3.60%              31,850
UBS AG
   Dow Jones CDX                                            10,000            6/20/2010             3.60%              51,500
   General Motor Acceptance Corp.                            6,000            9/20/2006             5.05%             192,418
Wachovia Bank
   Dow Jones CDX                                             6,250            6/20/2010             3.60%              32,813
   Ford Motor Co.                                            5,000            12/20/2009            2.14%            (364,094)
   General Motors Corp.                                      5,000            12/20/2009            2.26%            (905,939)
                                                                                                                  -----------
                                                                                                                  $(2,404,392)
                                                                                                                  ===========

(b) Interest rate swap contracts outstanding at May 31, 2005:

                                                                      Rate Type
                                                          -----------------------------------
                          Notional
                           Amount
                         Payable on                           Payments          Payments           Unrealized
        Swap               Default         Termination          made            Received          Appreciation
    Counterparty            (000)             Date             by Fund          by Fund          (Depreciation)
===============================================================================================================

Bank of America
IRS US$                   $255,000          1/7/2025        3 Month LIBOR        5.13%             $16,425,637

Bank of America
IRS US$                    255,000          6/15/2025           5.25%        3 Month LIBOR          (2,669,965)

                                                                                                   -----------
                                                                                                   $13,755,672
                                                                                                   -----------

(c) Options written for the period October 29, 2004 (commencement of operations) through May 31, 2005:

                                                                                   Contracts
                                                                                        (000)         Premiums
===============================================================================================================
Options outstanding, October 29, 2004                                                 ------            ------
Options written                                                                      154,409        $3,099,460
Options expired                                                                     (129,501)         (422,932)
Options terminated in closing purchase transactions                                  (24,905)       (1,953,376)
                                                                                    --------------------------
Options outstanding, May 31, 2005                                                          3          $723,152
                                                                                    ==========================

(d) Forward foreign currency contracts outstanding at May 31, 2005:

                                                                                                                       Unrealized
                                                                                 U.S.$ Value       U.S.$ Value       Appreciation
                                                                            Origination Date      May 31, 2005      (Depreciation)
==================================================================================================================================

Purchased:            GBP settling 6/9/05                                        $ 5,369,904       $ 5,135,451          $(234,453)
                      JPY settling 6/13/05                                        15,687,597        15,730,919             43,322
Sold:                 EUR settling 6/20/05                                        12,940,446        12,687,429            253,017
                      GBP settling 6/9/05                                          5,375,438         5,135,451            239,987
                                                                                                                        ---------
                                                                                                                        $ 536,326
                                                                                                                        =========

(e) At May 31, 2005, the Fund held the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower                                                                Unfunded Commitments
--------------------------------------------------------------------------------------------
Advanced Medical Products, Term B                                                $ 1,763,125
Celanese AG                                                                        3,170,618
Host Marriott, Term A                                                              3,225,000
Host Marriott, Term B                                                              1,612,500
Venetain Casino, Term D                                                            2,581,731
Warner Chilcott plc                                                                1,414,068
Warner Chilcott                                                                      282,814
                                                                                 -----------
                                                                                 $14,049,856
                                                                                 ===========

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

        (a) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Floating Rate Strategy Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 25, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 25, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 25, 2005